Business Combination (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of contingent liabilities in business combination [abstract]
Schedule of Purchase Consideration	Details of the purchase consideration:

(in millions)	Amount
Cash	$215
Replacement share-based payment awards	11
Total purchase consideration	$226

Schedule of Assets Acquired and Liabilities Assumed at the Date of Acquisition
Assets acquired and liabilities assumed at the date of acquisition are as follows:

(in millions)	Fair value
Assets
Current assets	$6
Other noncurrent assets	7
Trademark	6
Developed technology	39
In-process research and development	44
Customer relationships	49
Liabilities
Trade payables and other current liabilities	(9)
Other noncurrent liabilities	(7)
Net identifiable assets acquired	$135
Add: Goodwill(1)	$91
Net assets acquired	$226
(1) Goodwill is mainly attributable to the workforce, synergies, and expected future growth potential from access to new markets. Goodwill recognized will not be deductible for income tax purposes.